UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  _______
      This Amendment (Check only one):          [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Gabe Hoffman
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Address:         399 Park Avenue
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                 38th Floor
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                 New York, New York 10022
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Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gabe Hoffman
                  ------------------------
Title:
                  ------------------------
Phone:            212-705-8700
                  ------------------------

Signature, Place, and Date of Signing:

     /s/ Gabe Hoffman                New York, New York        February 14, 2006
     ----------------                ------------------        -----------------
         [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  42
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Form 13F Information Table Value Total:  $110,974
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                                         (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


GABE HOFFMAN                                              13F SECURITIES HOLDINGS                                  AS OF 12/31/2005

                                                                                                                 VOTING AUTHORITY
                                                        VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER       ----------------
  NAME OF ISSUER        TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
  --------------        --------------      -----      --------    -------    ---  ----  ----------  --------    ----    ------ ----

AETNA INC               COMMON STOCK      00817Y108        6268      66460    SH            SOLE                 66460       0    0
AKSYS LTD               COMMON STOCK      010196103          16      25000    SH            SOLE                 25000       0    0
ALEXION PHARMACEUTI-
 CALS INC               COMMON STOCK      015351109        5314     262400    SH            SOLE                262400       0    0
AMEDISYS INC            COMMON STOCK      023436108        1119      26500    SH            SOLE                 26500       0    0
ANTIGENICS INC          COMMON STOCK      037032109         849     178371    SH            SOLE                178371       0    0
AXONYX INC              COMMON STOCK      05461R101        1873    2257200    SH            SOLE               2257200       0    0
BIOMARIN PHARMACEUTI-
 CAL INC                COMMON STOCK      09061G101        1886     174974    SH            SOLE                174974       0    0
CARRIAGE SERVICES INC   COMMON STOCK      143905107        1073     214600    SH            SOLE                214600       0    0
CELL THERAPEUTICS INC   COMMON STOCK      150934107          53      24340    SH            SOLE                 24340       0    0
CONNETICS CORP          COMMON STOCK      208192104        6251     432600    SH            SOLE                432600       0    0
CRITICAL THERAPEUTICS
 INC                    COMMON STOCK      22674T105         180      25000    SH            SOLE                 25000       0    0
CYNOSURE INC            CLASS A           232577205        4985     238990    SH            SOLE                238990       0    0
                        COMMON STOCK
DAVITA INC              COMMON STOCK      23918K108          20        400    SH            SOLE                   400       0    0
DYAX CORP               COMMON STOCK      26746E103         414      78600    SH            SOLE                 78600       0    0
ENCORE MED CORP         COMMON STOCK      29256E109        2993     604548    SH            SOLE                604548       0    0
GENOMIC HEALTH INC      COMMON STOCK      37244C101         228      25000    SH            SOLE                 25000       0    0
HYTHIAM INC             COMMON STOCK      44919F104         154      25000    SH            SOLE                 25000       0    0
IMMTECH INTERNATIONAL
 INC                    COMMON STOCK      452519101         345      49690    SH            SOLE                 49690       0    0
INSPIRE PHARMA INC      COMMON STOCK      457733103        7401    1456900    SH            SOLE               1456900       0    0
INTROGEN THERA          COMMON STOCK      46119F107         132      25000    SH            SOLE                 25000       0    0
LIFEPOINT HOSPITALS INC COMMON STOCK      53219L109        5238     139680    SH            SOLE                139680       0    0
MAGELLAN HLTH SVCS INC  COMMON STOCK      559079207        3454     109810    SH            SOLE                109810       0    0
MARSHALL EDWARDS INC    COMMON STOCK      572322303         117      18746    SH            SOLE                 18746       0    0
MEDIS TECHS LTD         COMMON STOCK      58500P107         493      33521    SH            SOLE                 33521       0    0
MOMENTA PHARM INC       COMMON STOCK      60877T100         551      25000    SH            SOLE                 25000       0    0
NABI BIOPHARMACEUTI-
CALS                    COMMON STOCK      629519109        1771     524000    SH            SOLE                524000       0    0
NEOPHARM INC            COMMON STOCK      640919106         281      26090    SH            SOLE                 26090       0    0
NITROMED INC            COMMON STOCK      654798503         651      46701    SH            SOLE                 46701       0    0
NITROMED INC            OPTIONS - PUTS    99O90M2Q0          70        500    SH   PUT      SOLE                   500       0    0
NORTHFIELD LABS INC     COMMON STOCK      666135108         670      50000    SH            SOLE                 50000       0    0
NOVEN PHARMACEUTICALS
 INC                    COMMON STOCK      670009109        4229     279500    SH            SOLE                279500       0    0
NOVOGEN LIMITED         ADRS STOCKS       67010F103         454      25000    SH            SOLE                 25000       0    0
NXSTAGE MEDICAL INC     COMMON STOCK      67072V103         263      22000    SH            SOLE                 22000       0    0
PENWEST PHARMACEUTI-
CALS                    COMMON STOCK      709754105        1610      82485    SH            SOLE                 82485       0    0
RURAL/METRO CORP        COMMON STOCK      781748108        9117    1008498    SH            SOLE               1008498       0    0
SCICLONE PHARMACEUTI-
CALS INC                COMMON STOCK      80862K104        2262     974800    SH            SOLE                974800       0    0
SFBC INTL               COMMON STOCK      784121105        8782     548554    SH            SOLE                548554       0    0
SYNERON MEDICAL LTD     COMMON STOCK      M87245102        3239     102000    SH            SOLE                102000       0    0
TRIAD HOSPITALS INC     COMMON STOCK      89579K109        3613      92100    SH            SOLE                 92100       0    0
TRIPATH IMAGING INC     COMMON STOCK      896942109        1163     192529    SH            SOLE                192529       0    0
UNIVERSAL AMERICAN
 FINANCIAL CORP         COMMON STOCK      913377107         716      47500    SH            SOLE                 47500       0    0
ZYMOGENETICS INC        COMMON STOCK      98985T109        7767     456638    SH            SOLE                456638       0    0
